Events occurring after the reporting period	12 Months Ended
Jun. 30, 2020
Events occurring after the reporting period
Events occurring after the reporting period

32 Events occurring after the reporting period

32.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2020, for total proceeds, net of associated costs, of £6,531,000. The associated net book value was £13,519,000. Also subsequent to 30 June 2020, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £8,049,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2020, the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £101,312,000. Payments are due within the next 5 years. Also subsequent to 30 June 2020, sell-on fees and contingent consideration totalling £4,224,000, became payable in respect of previous playing registration acquisitions.

32.2 COVID-19

Subsequent to 30 June 2020, following the postponement of a number of matches due to COVID-19, the 2019/20 Premier League season completed, and our men’s first team achieved a third place finishing position. As a result of our men’s first team performance during the 2019/20 season, our men’s first team will participate in the 2020/21 Champions League.

32.3 General Motors (Chevrolet)

In August 2020, due to the disruption caused by the pandemic,  the Company entered into a variation agreement with General Motors (Chevrolet) to extend the maturity date of the original shirt sponsor agreement by a period of six months to 31 December 2021. There are no other significant changes to the sponsorship rights or total consideration, which will now be paid in sterling via installments during the period to 30 June 2021. The payment of the remaining contract consideration in sterling means that the cash flow hedge in place no longer meets the respective criteria for hedge accounting and the cumulative foreign exchange loss in equity will be immediately reclassified to statement of profit or loss.

32.4 Revolving facility

On 14 October 2020, Manchester United Football Club Limited, a wholly owned subsidiary of Manchester United plc, entered into a new revolving facility agreement of up to £50 million with an interest rate of LIBOR plus a fixed margin per annum. The new revolving facility agreement has a maturity date of 4 July 2025.

The obligations of Manchester United Football Club Limited under the new revolving facility agreement are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and secured against substantially all of the assets of those entities. The general covenants under the new revolving facility agreement are consistent with the existing revolving facilities agreement.